UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     January 19, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $79,832 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          cs               885535104     3744    45620 SH       SOLE                    45620
AMERICAN EXPRESS               cs               025816109     5044    89475 SH       SOLE                    89475
AMERICAN INT'L GRP             cs               026874107     6050    92124 SH       SOLE                    92124
BIOMET                         cs               43.8           994    22900 SH       SOLE                    22900
CISCO SYSTEMS                  cs               17275R102     8364   432934 SH       SOLE                   432934
COCA COLA                      cs               191216100     3582    86025 SH       SOLE                    86025
DELL COMPUTER                  cs               247025109     3636    86275 SH       SOLE                    86275
DISNEY WALT                    cs               254687106     4830   173750 SH       SOLE                   173750
ELI LILLY                      cs               532457108     3080    54275 SH       SOLE                    54275
FIRST DATA CORP                cs               319963104     2711    63725 SH       SOLE                    63725
GENERAL ELECTRIC               cs               369604103     8793   240900 SH       SOLE                   240900
GOLDMAN SACHS GROUP            cs               38141G104     2341    22500 SH       SOLE                    22500
HOME DEPOT                     cs               437076102     2040    47720 SH       SOLE                    47720
INTEL CORP.                    cs               458140100     7384   315700 SH       SOLE                   315700
JOHNSON & JOHNSON              cs               478160104     3569    56275 SH       SOLE                    56275
JP MORGAN CHASE                cs               46624E405     2674    68550 SH       SOLE                    68550
LOWES COMPANIES INC            cs               540424108     2872    49875 SH       SOLE                    49875
MICROSOFT                      cs               594918104     1960    73350 SH       SOLE                    73350
NICHLAS-APPLEGTE CV IN FD      cf               65370G109      751    47500 SH       SOLE                    47500
NUVEEN PREF CONV INC FD 2      cf               67073D102      624    45000 SH       SOLE                    45000
PFIZER                         cs               717081103     4789   178091 SH       SOLE                   178091